Leases (Details 1) $ in Thousands	Mar. 31, 2019 USD ($)
Nine months ended December 31, 2019	$ 1,133
Year Ended December 31, 2020	1,475
Year Ended December 31, 2021	1,268
Year Ended December 31, 2022	415
Year Ended December 31, 2023	14
Total	4,305
Less present value discount	(550)
Operating lease liabilities	3,755
Bonfire [Member]
Nine months ended December 31, 2019	311
Year Ended December 31, 2020	430
Year Ended December 31, 2021	445
Year Ended December 31, 2022	229
Year Ended December 31, 2023	0
Total	1,415
Less present value discount	(215)
Operating lease liabilities	1,200
CityBase [Member]
Nine months ended December 31, 2019	489
Year Ended December 31, 2020	661
Year Ended December 31, 2021	458
Year Ended December 31, 2022	0
Year Ended December 31, 2023	0
Total	1,608
Less present value discount	(191)
Operating lease liabilities	1,417
eCivis [Member]
Nine months ended December 31, 2019	232
Year Ended December 31, 2020	309
Year Ended December 31, 2021	309
Year Ended December 31, 2022	128
Year Ended December 31, 2023	0
Total	978
Less present value discount	(117)
Operating lease liabilities	861
Questica [Member]
Nine months ended December 31, 2019	101
Year Ended December 31, 2020	75
Year Ended December 31, 2021	56
Year Ended December 31, 2022	58
Year Ended December 31, 2023	14
Total	304
Less present value discount	(27)
Operating lease liabilities	$ 277